UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-4084

HAWAIIAN TAX-FREE TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 697-6666

Date of fiscal year end:   03/31/20

Date of reporting period:  09/30/20

FORM N-CSRS

ITEM 1.     REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2020

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Trust, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Trust, you can inform the Trust that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Hawaiian Tax-Free Trust “Staying the Course” Serving Hawaii investors since 1985

November, 2020

Dear Fellow Shareholder:

The road to financial well-being can be a winding one fraught with obstacles. Since there can be many twists and turns on the path to financial success, what are some steps you can take to increase your odds of reaching your financial goals?

•	Get some assistance – A financial professional can help you assess your goals and objectives and, in turn, help you create an investment plan. While many people are highly skilled in their chosen fields of endeavor, when it comes to their personal investments, they often find themselves to be somewhat challenged. This is not surprising. Sufficient personal time and financial knowledge are generally needed to research the broad range of investment options. Fortunately, investors can seek the counsel of qualified financial professionals who are trained to assist in creating an investment program.

•	Periodically visit with your financial professional – It’s important to revisit goals and circumstances on a regular basis. Many people mark their calendar to schedule a yearly physical with their doctor. And, many states require annual car inspections. But, when was the last time you scheduled a “financial checkup”? And, if you are already retired, even more importantly, a “retirement checkup?”

A checkup can help you assess if you are still on course for meeting your needs. This is especially important during retirement when it's more difficult to make corrections. If your numbers don’t add up, the sooner you know, the better. While pre-planning for retirement is critical, it is just as important to evaluate how much money is coming in and going out once you have retired, particularly during periods when the market is volatile or down. Haven’t spoken to your financial professional in a while? Maybe it’s time to give him/her a call and schedule your financial/retirement checkup.

•	Sketch out an investment map - where are you now, where do you want to be and how long do you have to get there? Develop an asset allocation model – diversify by not putting all of your eggs in one basket and rebalance your portfolio periodically to stay in line with your goals and timeline. Creating a sound investment strategy is a step-by-step process that requires thought and discipline. Consideration should be given to:

o	establishing the length of time over which you intend to invest,
o	determining your risk tolerance or level of comfort, and
o	developing a diversified investment program that is right for you.

NOT A PART OF THE SEMI-ANNUAL REPORT

•	Make a plan and stick to it. In other words, stay the course. Stay focused on your long-term goals. While there may be little bumps along the way, it can be helpful to remember that you (oftentimes with the assistance of a financial professional) have to conduct thorough research in order to choose an appropriate “financial road”. If your financial plan is a sound one, and is in line with your goals, be patient. It may not make sense to get off the road looking for a short-cut - you may just get lost.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Some interest rates are very low. The value of your investment may go down if and when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2020 (unaudited)

Principal Amount	General Obligation Bonds (39.9%)	Ratings Moody’s, S&P and Fitch	Value
	City & County (23.5%)
	City and County of Honolulu, Hawaii, Series A
$ 1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$ 1,144,140
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,694,200
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,193,740
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	2,104,781
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,551,615
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,190,870
	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,458,694
	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,841,865
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,341,218
	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	605,920
640,000	4.000%, 09/01/39	Aa1/NR/AA+	767,533
500,000	4.000%, 09/01/40	Aa1/NR/AA+	597,775
	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,499,551
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,349,450
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,395,950
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,309,000
	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,928,750
	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,254,366
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,324,648
	City and County of Honolulu, Hawaii, Series 2020B, Rail Transit Project
5,020,000	5.000%, 03/01/31	Aa1/NR/AA+	6,770,524

1  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	City and County of Honolulu, Hawaii, Series C
$ 2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	$ 3,272,240
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,363,366
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,513,797
4,430,000	5.000%, 10/01/28	Aa1/NR/AA+	5,381,475
575,000	5.000%, 10/01/29	Aa1/NR/AA+	697,550
	City and County of Honolulu, Hawaii, Series 2019C
1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	1,292,451
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,286,985
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,600,090
1,230,000	4.000%, 08/01/43	Aa1/NR/AA+	1,438,374
	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,439,500
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	1,110,690
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	1,206,420
950,000	4.000%, 07/01/40	Aa1/NR/AA+	1,142,404
	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,328,071
	City and County of Honolulu, Hawaii, Series 2020F
950,000	5.000%, 07/01/35	Aa1/NR/AA+	1,261,305
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,836,930
	County of Hawaii, 2016-Series A
1,010,000	4.000%, 09/01/35	Aa2/AA/NR	1,134,513
	County of Hawaii, 2017-Series A
2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	3,007,760
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,436,760
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,212,192
	County of Hawaii, 2016-Series C
320,000	5.000%, 09/01/27	Aa2/AA/NR	396,378

2  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	County of Hawaii, 2017-Series D
$ 2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	$ 2,925,931
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,179,050
	County of Hawaii, Series E, BAN
6,000,000	1.070%, 11/20/20***	Aa2/AA/AA+	6,000,154
	County of Kauai, Hawaii, 2011-Series A
200,000	3.250%, 08/01/23	Aa2/AA/AA	205,056
	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	535,858
	County of Kauai, Hawaii, 2017 Series
530,000	5.000%, 08/01/21	Aa2/NR/AA	551,465
250,000	4.000%, 08/01/22	Aa2/NR/AA	267,683
300,000	3.000%, 08/01/24	Aa2/NR/AA	329,559
220,000	5.000%, 08/01/25	Aa2/NR/AA	267,480
235,000	5.000%, 08/01/26	Aa2/NR/AA	294,187
285,000	5.000%, 08/01/28	Aa2/NR/AA	363,711
825,000	2.500%, 08/01/29	Aa2/NR/AA	902,014
385,000	5.000%, 08/01/30	Aa2/NR/AA	485,986
200,000	4.000%, 08/01/32	Aa2/NR/AA	232,528
200,000	5.000%, 08/01/37	Aa2/NR/AA	245,822
	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,154,216
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,490,171
1,300,000	4.000%, 08/01/24	Aa2/AA/AA	1,387,854
1,010,000	3.625%, 08/01/25	Aa2/AA/AA	1,037,613
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,016,395
615,000	3.000%, 08/01/26	Aa2/AA/AA	642,429
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,435,040
345,000	5.000%, 08/01/29	Aa2/AA/AA	374,184
	County of Maui, Hawaii
1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,110,072
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,115,160
	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	330,358

3  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	City & County (continued)
	County of Maui, Hawaii, Series 2014 Refunding
$ 1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	$ 2,053,748
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,145,306
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,715,698
	County of Maui, Hawaii, Series 2018
70,000	5.000%, 09/01/21	Aa1/AA+/AA+	73,119
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,263,648
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,586,298
	County of Maui, Hawaii, Series 2020
800,000	3.000%, 03/01/31	Aa1/AA+/AA+	934,640
1,250,000	5.000%, 03/01/33	Aa1/AA+/AA+	1,667,438
1,250,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,660,138
	Total City & County		153,663,850

	State (16.4%)
	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa2/AA+/NR	3,199,358
	State of Hawaii, Series EF
3,000,000	5.000%, 11/01/24	Aa2/AA+/AA+	3,296,610
	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa2/AA+/AA+	4,721,733
	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa2/AA+/AA+	2,321,791
	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa2/AA+/AA+	4,691,200
2,000,000	5.000%, 08/01/28	Aa2/AA+/AA+	2,338,940
2,045,000	5.000%, 08/01/29	Aa2/AA+/AA+	2,388,171
3,095,000	5.000%, 08/01/30	Aa2/AA+/AA+	3,610,534
	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA+	5,761,901
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA+	5,903,750
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA+	6,216,672
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA+	6,224,691

4  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State (continued)
	State of Hawaii, Series ET
$ 200,000	5.000%, 10/01/24	Aa2/AA+/AA+	$ 237,630
1,980,000	5.000%, 10/01/30	Aa2/AA+/AA+	2,392,236
	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa2/AA+/AA+	2,552,374
	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa2/AA+/AA+	7,597,511
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA+	2,629,285
	State of Hawaii, Series FG
1,265,000	5.000%, 10/01/28	Aa2/AA+/AA+	1,585,614
	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA+	1,013,149
3,655,000	5.000%, 10/01/28	Aa2/AA+/AA+	4,581,360
	State of Hawaii, Series FN
2,515,000	5.000%, 10/01/29	Aa2/AA+/AA+	3,223,853
1,145,000	5.000%, 10/01/31	Aa2/AA+/AA+	1,448,700
	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA+	13,018,294
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA+	2,152,013
4,015,000	5.000%, 01/01/33	Aa2/AA+/AA+	5,064,481
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA+	1,358,840
	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA+	3,463,650
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA+	4,608,920
	Total State		107,603,261
	Total General Obligation Bonds		261,267,111

	Revenue Bonds (42.2%)
	Airport (6.1%)
	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A+	13,439,660
5,000,000	5.000%, 07/01/22	A1/A+/A+	5,168,700
1,500,000	5.000%, 07/01/23	A1/A+/A+	1,549,920
2,000,000	5.000%, 07/01/24	A1/A+/A+	2,066,100
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,410,040

5  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Airport (continued)
	State of Hawaii Airport System Revenue, Series A, AMT
$ 4,000,000	5.000%, 07/01/29	A1/A+/A+	$ 4,960,480
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,430,340
	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,285,060
	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/A+/A+	2,391,600
	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,096,135
800,000	5.000%, 08/01/21	A2/A/A	826,256
360,000	5.000%, 08/01/23	A2/A/A	398,466
	Total Airport		40,022,757

	Education (4.8%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
340,000	4.000%, 01/01/28	NR/BBB+/NR	374,649
360,000	4.000%, 01/01/29	NR/BBB+/NR	397,573
270,000	4.000%, 01/01/32	NR/BBB+/NR	292,988
360,000	4.000%, 01/01/33	NR/BBB+/NR	387,659
435,000	3.000%, 01/01/34	NR/BBB+/NR	428,814
300,000	3.000%, 01/01/35	NR/BBB+/NR	294,399
280,000	3.000%, 01/01/36	NR/BBB+/NR	272,552
	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	524,310
1,650,000	5.000%, 10/01/25	Aa2/NR/AA	2,009,832
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,698,408
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,661,834

6  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Education (continued)
	University of Hawaii, Series B
$ 1,055,000	4.000%, 10/01/23	Aa2/NR/AA	$ 1,168,507
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,423,200
1,125,000	5.000%, 10/01/25	Aa2/NR/AA	1,370,340
1,065,000	5.000%, 10/01/26	Aa2/NR/AA	1,286,595
	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,942,838
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,690,524
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,620,155
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,372,588
	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa2/NR/AA	1,136,010
	Total Education		31,353,775

	Housing (1.7%)
	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
9,000,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	9,012,600
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,897,160
	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	188,017
	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
50,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	50,827
	Total Housing		11,148,604

7  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Medical (7.2%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
$ 750,000	5.000%, 07/01/21	A1/NR/AA-	$ 775,020
200,000	5.000%, 07/01/22	A1/NR/AA-	215,526
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,116,780
685,000	5.000%, 07/01/25	A1/NR/AA-	763,624
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,501,597
280,000	5.000%, 07/01/28	A1/NR/AA-	309,296
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
195,000	5.000%, 07/01/30	A1/NR/AA-	214,638
415,000	5.125%, 07/01/31	A1/NR/AA-	457,247
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,338,201
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,616,445
1,105,000	5.000%, 07/01/23	A1/AA-/NR	1,238,882
4,725,000	5.000%, 07/01/24	A1/AA-/NR	5,475,046
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,734,110
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,037,780
2,400,000	5.000%, 07/01/27	A1/AA-/NR	2,838,168
850,000	5.000%, 07/01/28	A1/AA-/NR	998,121
15,420,000	5.000%, 07/01/35	A1/AA-/NR	17,652,970
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,049,230
3,575,000	5.125%, 11/15/32	NR/NR/A	3,838,728
	Total Medical		47,171,409

	Transportation (8.0%)
	State of Hawaii Harbor System, Series A
14,500,000	5.750%, 07/01/35	Aa3/AA-/AA-	14,554,375
6,025,000	5.625%, 07/01/40	Aa3/AA-/AA-	6,045,847

8  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Transportation (continued)
	State of Hawaii Highway Revenue, Series A
$ 1,000,000	5.000%, 01/01/25	Aa2/AA+/AA	$ 1,174,990
1,000,000	5.000%, 01/01/26	Aa2/AA+/NR	1,228,640
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,232,350
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,162,400
2,200,000	5.000%, 01/01/31	Aa2/AA+/NR	2,870,824
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,501,022
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,205,832
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,297,410
	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,383,960
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,670,270
	Total Transportation		52,327,920

	Utility (4.9%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
11,320,000	3.100%, 05/01/26	Baa2/NR/A-	12,039,160
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
4,000,000	4.000%, 03/01/37	Baa2/NR/A-	4,274,120
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa2/NR/A-	6,433,434
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa2/NR/A-	530,285
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
8,500,000	3.500%, 10/01/49	Baa2/NR/A-	8,607,865
	Total Utility		31,884,864

9  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (8.4%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
$ 265,000	5.000%, 07/01/21	Aa2/NR/AA+	$ 274,657
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,128,490
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,206,027
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,088,644
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,016,724
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,036,283
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	639,650
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	2,084,142
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,525,453
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	2,258,474
2,035,000	4.000%, 07/01/39	NR/AAA/AA+	2,414,853
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,352,440
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,554,413
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,400,920
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,426,384
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,000,000	5.000%, 07/01/34	Aa2/NR/AA	2,441,080
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	772,668
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,539,660

10  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
$ 2,000,000	5.000%, 07/01/24	Aa2/NR/AA	$ 2,352,440
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,744,000
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
900,000	4.000%, 07/01/38	Aa2/NR/AA	1,077,876
	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,870,840
	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,564,736
1,050,000	3.000%, 07/01/27	Aa3/NR/AA-	1,207,584
	Total Water & Sewer		54,978,438

	Other (1.1%)
	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	A1/NR/NR	990,906
600,000	5.000%, 04/01/23	A1/NR/NR	670,206
500,000	5.000%, 04/01/24	A1/NR/NR	580,070
850,000	5.000%, 04/01/26	A1/NR/NR	1,054,348
905,000	5.000%, 04/01/29	A1/NR/NR	1,132,264
830,000	5.000%, 04/01/30	A1/NR/NR	1,033,234
	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa3/NR/NR	391,070
145,000	5.000%, 11/01/25	Aa3/NR/NR	177,703
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,438,149
	Total Other		7,467,950
	Total Revenue Bonds		276,355,717

11  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (16.8%)††	Ratings Moody’s, S&P and Fitch	Value
	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (8.2%)
	City & County (4.0%)
	City and County of Honolulu, Hawaii, Refunding, Series B, Prerefunded to 12/01/20 @100
$ 2,000,000	4.750%, 12/01/35	Aa1/NR/AA+	$ 2,015,300
	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,200,540
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,501,350
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,501,350
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,501,350
	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,638,675
	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	546,225
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,092,450
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,092,450
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,092,450
	Total City & County		26,182,140

	State (4.2%)
	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	3,916,907
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,338,286
1,735,000	5.000%, 12/01/29	Aa2/AA+/AA+	1,832,819
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,455,349
2,315,000	5.000%, 12/01/30	Aa2/AA+/AA+	2,445,520
	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa2/AA+/NR	88,022
45,000	5.000%, 11/01/24	NR/NR/NR*	49,512
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,624,144
70,000	5.000%, 11/01/27	NR/NR/NR*	77,019
220,000	5.000%, 11/01/27	Aa2/AA+/NR	242,059

12  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	State (continued)
	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
$ 1,800,000	5.000%, 08/01/27	Aa2/AA+/AA+	$ 2,044,836
	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,200
	Total State		27,119,673
	Total Pre-Refunded\Escrowed to Maturity General Obligation Bonds		53,301,813

	Pre-Refunded Revenue Bonds (8.6%)
	Transportation (2.3%):
	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,362,460
4,140,000	5.000%, 01/01/29	Aa2/AA+/AA	4,390,097
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,220,432
	Total Transportation		14,972,989

	Water & Sewer (6.3%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,157,934
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,330,044
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,443,738
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,296,606
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,790,013
	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
2,000,000	4.500%, 07/01/28	Aa2/NR/AA	2,065,400
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,626,496

13  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Pre-Refunded Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012A, Prerefunded to 07/01/22 @100
$ 1,000,000	5.000%, 07/01/30	Aa2/NR/AA	$ 1,084,410
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,084,410
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,626,615
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,711,025
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012B
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,133,940
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,200,910
	Total Water & Sewer		41,551,541
	Total Pre-Refunded Revenue Bonds		56,524,530
	Total Pre-Refunded\ Escrowed to Maturity Bonds		109,826,343
	Total Municipal Bonds (cost $613,679,135)		647,449,171

Shares	Short-Term Investment (0.1%)
453,970	Dreyfus Government Cash Management, Institutional Shares, 0.02%** (cost $453,970)	Aaa-mf/AAAm/NR	453,970

	Total Investments (cost $614,133,105-note 4)	99.0%	647,903,141
	Other assets less liabilities	1.0	6,407,920
	Net Assets	100.0%	$ 654,311,061

14  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Portfolio Distribution By Quality Rating	Percentage of Investments†
Aaa and Aaa-mf of Moody's or AAA of S&P or Fitch and AAAm of S&P	1.6%
Prerefunded bonds\ETM bonds ††	17.0
Aa of Moody's or AA of S&P or Fitch	68.5
A of Moody's or S&P or Fitch	12.5
Baa of Moody’s or BBB of S&P	0.4
100.0%

PORTFOLIO ABBREVIATIONS

AGM - Assured Guaranty Municipal Corp.

AMT - Alternative Minimum Tax

BAN - Bond Anticipation Note

COP - Certificates of Participation

ETM - Escrowed to Maturity

FHLMC - Federal Home Loan Mortgage Corp.

FHA - Federal Housing Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security: This security represents 0.9% of net assets.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

15  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2020 (unaudited)

ASSETS
Investments at value (cost $614,133,105)	$647,903,141
Interest receivable	7,534,421
Receivable for Trust shares sold	138,527
Receivable for investment securities sold	65,731
Other assets	57,226
Total assets	655,699,046

LIABILITIES
Payable for Trust shares redeemed	516,072
Advisory and Administrative fees payable	242,490
Dividends payable	212,414
Distribution and service fees payable	2,983
Accrued expenses payable	414,026
Total liabilities	1,387,985
NET ASSETS	$654,311,061

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$564,984
Additional paid-in capital	618,250,522
Total distributable earnings	35,495,555
$654,311,061
CLASS A
Net Assets	$558,096,975
Capital shares outstanding	48,199,866
Net asset value and redemption price per share	$11.58
Maximum offering price per share (100/97 of $11.58)	$11.94

CLASS C
Net Assets	$22,841,283
Capital shares outstanding	1,973,940
Net asset value and offering price per share	$11.57

CLASS F
Net Assets	$128,992
Capital shares outstanding	11,117
Net asset value, offering and redemption price per share	$11.60

CLASS Y
Net Assets	$73,243,811
Capital shares outstanding	6,313,500
Net asset value, offering and redemption price per share	$11.60

See accompanying notes to financial statements.

16  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 2020 (unaudited)

Investment Income
Interest income		$8,387,521

Expenses
Investment Adviser fee (note 3)	$750,608
Administrator/Business Manager fee (note 3)	717,973
Distribution and service fee (note 3)	661,332
Transfer and shareholder servicing agent fees	245,192
Legal fees	115,905
Fund accounting fees	87,943
Trustees’ fees and expenses (note 7)	83,223
Registration fees and dues	49,292
Shareholders’ reports and proxy statements	21,819
Auditing and tax fees	15,944
Insurance	15,798
Custodian fees	11,008
Credit facility fees (note 10)	10,429
Compliance services (note 3)	4,052
Miscellaneous	14,894

Total expenses		2,805,412
Net investment income		5,582,109

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	441,692
Change in unrealized appreciation on investments	11,657,350

Net realized and unrealized gain on investments		12,099,042
Net change in net assets resulting from operations		$17,681,151

See accompanying notes to financial statements.

17  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
OPERATIONS
Net investment income	$5,582,109	$12,020,838
Realized gain (loss) from securities transactions	441,692	1,286,773
Change in unrealized appreciation on investments	11,657,350	3,038,381
Change in net assets resulting from operations	17,681,151	16,345,992

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares	(4,803,332)	(10,555,166)

Class C Shares	(107,921)	(277,419)

Class F Shares	(1,154)	(1,061)

Class Y Shares	(672,875)	(1,350,401)
Change in net assets from distributions	(5,585,282)	(12,184,047)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	27,100,083	47,289,784
Reinvested dividends and distributions	4,253,032	9,238,728
Cost of shares redeemed	(35,417,796)	(77,917,518)
Change in net assets from capital share transactions	(4,064,681)	(21,389,006)

Change in net assets	8,031,188	(17,227,061)

NET ASSETS:
Beginning of period	646,279,873	663,506,934
End of period	$654,311,061	$646,279,873

See accompanying notes to financial statements.

18  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2020 (unaudited)

1. Organization

Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.
b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

19  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2020:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices – Short-Term Investment	$453,970
Level 2 – Other Significant Observable Inputs – Municipal Bonds	647,449,171
Level 3 – Significant Unobservable Inputs	—
Total	$647,903,141
* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.
d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.
e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2017-2019) or expected to be taken in the Trust’s 2020 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

20  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2020, there were no items identified that have been reclassified among components of net assets.
i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a)	Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for compliance related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

b)	Distribution and Service Fees:

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2020, distribution fees on Class A Shares amounted to $543,360 of which the Distributor retained $33,574.

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2020, amounted to $88,479. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2020, amounted to $29,493. The total of these payments made with respect to Class C Shares amounted to $117,972 of which the Distributor retained $28,287.

Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2020, total commissions on sales of Class A Shares amounted to $152,773, of which the Distributor received $24,923.

c)	Transfer and shareholder servicing fees:

The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

4. Purchases and Sales of Securities

During the six months ended September 30, 2020, purchases of securities and proceeds from the sales of securities aggregated $23,546,644 and $21,554,317, respectively.

At September 30, 2020, the aggregate tax cost for all securities was $614,133,105. At September 30, 2020, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $33,985,682 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $215,646 for a net unrealized appreciation of $33,770,036.

5. Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	1,420,872	$16,419,981	2,283,857	$26,087,654
Reinvested dividends and distributions	322,117	3,717,516	712,422	8,144,099
Cost of shares redeemed	(2,242,967)	(25,819,999)	(4,873,945)	(55,503,696)
Net change	(499,978)	(5,682,502)	(1,877,666)	(21,271,943)

Class C Shares
Proceeds from shares sold	98,692	1,136,825	335,778	3,828,568
Reinvested dividends and distributions	7,503	86,515	19,907	227,316
Cost of shares redeemed	(242,929)	(2,799,752)	(799,920)	(9,110,459)
Net change	(136,734)	(1,576,412)	(444,235)	(5,054,575)

Class F Shares
Proceeds from shares sold	1,334	15,398	9,867	113,108
Reinvested dividends and distributions	100	1,156	92	1,061
Cost of shares redeemed	(49)	(561)	(1,591)	(18,298)
Net change	1,385	15,993	8,368	95,871

Class Y Shares
Proceeds from shares sold	822,499	9,527,879	1,510,877	17,260,454
Reinvested dividends and distributions	38,730	447,845	75,640	866,252
Cost of shares redeemed	(589,859)	(6,797,484)	(1,164,988)	(13,285,065)
Net change	271,370	3,178,240	421,529	4,841,641
Total transactions in Trust shares	(363,957)	$(4,064,681)	(1,892,004)	$(21,389,006)

7. Trustees’ Fees and Expenses

At September 30, 2020, there were 4 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2020 was $83,223. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2020, due to the COVID-19 pandemic, such meeting-related expenses amounted to $0.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

8. Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash at the shareholder’s option. The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

The tax character of distributions was as follows:

	Year Ended March 31, 2020	Year Ended March 31, 2019
Net tax-exempt income	$11,903,399	$13,430,185
Ordinary Income	117,440	53,327
Capital gains	163,208	—
	$12,184,047	$13,483,512

As of March 31, 2020, the components of distributable earnings on a tax basis were:

Unrealized appreciation	$22,112,686
Undistributed tax-exempt income	229,082
Other temporary differences	(224,139)
Undistributed net realized gains	1,282,057
$23,399,686

The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2020 (unaudited)

10. Credit Facility

Since August 30, 2017, The Bank of New York Mellon and the Aquila Group of Funds (which is comprised of 9 funds) have been parties to a $40 million credit agreement, which currently terminates on August 25, 2021. In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit, principal, interest and other expenses associated with a specific loan that is made to a fund under the credit agreement will be paid solely by that particular fund. The interest rate is selected at the time of borrowing by the borrowing fund and is either the one month Eurodollar Rate, or the Alternate Base Rate (equal to the greater of the lender's prime rate, the Federal Funds effective rate and the one-month Eurodollar rate in effect on the applicable date) plus, in each case, 1.25%. In addition, each fund is responsible for payment of its proportionate share of

a)	an upfront fee; and
b)	a 0.17% per annum commitment fee on the unused portion of the facility.

There were no borrowings under the credit agreement during the six months ended September 30, 2020.

11. Recent events

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and affect adversely the value and/or liquidity of the Trust’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

26  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	9/30/20	Year Ended March 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.36	$11.29	$11.14	$11.32	$11.61	$11.53
Income (loss) from investment operations:
Net investment income(1)	0.10	0.21	0.23	0.22	0.23	0.25
Net gain (loss) on securities (both realized and unrealized)	0.22	0.07	0.15	(0.18)	(0.29)	0.08
Total from investment operations	0.32	0.28	0.38	0.04	(0.06)	0.33
Less distributions (note 9):
Dividends from net investment income	(0.10)	(0.21)	(0.23)	(0.22)	(0.23)	(0.25)
Distributions from capital gains	—	—†	—	—	—	—
Total distributions	(0.10)	(0.21)	(0.23)	(0.22)	(0.23)	(0.25)
Net asset value, end of period	$11.58	$11.36	$11.29	$11.14	$11.32	$11.61
Total return (not reflecting sales charge)	2.82%(2)	2.51%	3.42%	0.38%	(0.54)%	2.93%
Ratios/supplemental data
Net assets, end of period (in millions)	$558	$553	$571	$609	$657	$672
Ratio of expenses to average net assets	0.85%(3)	0.88%	0.85%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	1.72%(3)	1.84%	2.03%	1.98%	1.99%	2.20%
Portfolio turnover rate	3%(2)	12%	10%	21%	27%	16%

†     Capital gain distribution less than $0.01.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	9/30/20	Year Ended March 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.36	$11.28	$11.13	$11.32	$11.60	$11.52
Income (loss) from investment operations:
Net investment income(1)	0.05	0.12	0.14	0.13	0.14	0.16
Net gain (loss) on securities (both realized and unrealized)	0.21	0.08	0.15	(0.19)	(0.28)	0.08
Total from investment operations	0.26	0.20	0.29	(0.06)	(0.14)	0.24
Less distributions (note 9):
Dividends from net investment income	(0.05)	(0.12)	(0.14)	(0.13)	(0.14)	(0.16)
Distributions from capital gains	—	—†	—	—	—	—
Total distributions	(0.05)	(0.12)	(0.14)	(0.13)	(0.14)	(0.16)
Net asset value, end of period	$11.57	$11.36	$11.28	$11.13	$11.32	$11.60
Total return (not reflecting CDSC)	2.32%(2)	1.78%	2.59%	(0.51)%	(1.24)%	2.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$23	$24	$29	$40	$49	$55
Ratio of expenses to average net assets	1.66%(3)	1.68%	1.65%	1.62%	1.63%	1.63%
Ratio of net investment income to average net assets	0.91%(3)	1.03%	1.22%	1.18%	1.19%	1.40%
Portfolio turnover rate	3%(2)	12%	10%	21%	27%	16%

†     Capital gain distribution less than $0.01.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class F
	Six Months Ended 9/30/20 (unaudited)	Year Ended March 31, 2020	For the Period November 30, 2018* through March 31, 2019
Net asset value, beginning of period	$11.39	$11.30	$11.06
Income (loss) from investment operations:
Net investment income(1)	0.11	0.23	0.08
Net gain (loss) on securities (both realized and unrealized)	0.21	0.09	0.24
Total from investment operations	0.32	0.32	0.32
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.23)	(0.08)
Distributions from capital gains	—	—†	—
Total distributions	(0.11)	(0.23)	(0.08)
Net asset value, end of period	$11.60	$11.39	$11.30
Total return	2.84%(2)	2.91%	2.93%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$0.13	$0.11	$0.02
Ratio of expenses to average net assets	0.62%(3)	0.66%	0.67%(3)
Ratio of net investment income to average net assets	1.94%(3)	2.00%	2.19%(3)
Portfolio turnover rate	3%(2)	12%	10%(3)

*     Commencement of operations.

†    Capital gain distribution less than $0.01.

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	9/30/20	Year Ended March 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.39	$11.31	$11.16	$11.34	$11.63	$11.55
Income (loss) from investment operations:
Net investment income(1)	0.11	0.23	0.25	0.25	0.25	0.28
Net gain (loss) on securities (both realized and unrealized)	0.21	0.08	0.15	(0.18)	(0.29)	0.08
Total from investment operations	0.32	0.31	0.40	0.07	(0.04)	0.36
Less distributions (note 9):
Dividends from net investment income	(0.11)	(0.23)	(0.25)	(0.25)	(0.25)	(0.28)
Distributions from capital gains	––	—†	—	—	—	—
Total distributions	(0.11)	(0.23)	(0.25)	(0.25)	(0.25)	(0.28)
Net asset value, end of period	$11.60	$11.39	$11.31	$11.16	$11.34	$11.63
Total return	2.82%(2)	2.80%	3.62%	0.58%	(0.33)%	3.14%
Ratios/supplemental data
Net assets, end of period (in millions)	$73	$69	$64	$58	$49	$46
Ratio of expenses to average net assets	0.66%(3)	0.69%	0.65%	0.62%	0.63%	0.63%
Ratio of net investment income to average net assets	1.91%(3)	2.03%	2.22%	2.18%	2.19%	2.40%
Portfolio turnover rate	3%(2)	12%	10%	21%	27%	16%

†     Capital gain distribution less than $0.01.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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Additional Information:

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk. Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. In accordance with Rule 22e-4, Hawaiian Tax-Free Trust (the “Trust”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”). The Trust’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC (“AIM”) as the administrator of the program (the “Committee”).

The Board met on June 12, 2020 to review the program. At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”). The Report covered the period from December 1, 2018 through May 29, 2020 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity. The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

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Additional Information (unaudited):

Renewal of the Investment Advisory Agreement

Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met telephonically on August 7, 2020, first separately and then with the Trustees on August 13, 2020 to review and discuss the contract review materials that were provided in advance of the August 7, 2020 meeting. The Trustees considered, among other things, information presented by the Adviser and by Aquila Investment Management LLC (the “Administrator”). They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on August 13, 2020, based on their evaluation of the information provided by the Adviser, Administrator and the independent consultant, the Trustees of the Trust present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2021. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser

The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio management team employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio management team of Mmes. Janet Katakura and Stephanie Nomura. They also noted that the Adviser, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

32  |  Hawaiian Tax-Free Trust

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (the Trust and eight other single-state intermediate and single-state long municipal bond funds, as classified by Morningstar; seven funds are similar to the Trust in size and charge a front-end sales charge and one is a no-load fund that also is a Hawaii state-specific tax-free municipal bond fund);
•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and
•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was higher than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance for the one-year period ended May 31, 2020, but lower than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance for the three, five and ten-year periods ended May 31, 2020. They also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of the one, three, five and ten-year periods ended May 31, 2020.

The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They also considered that only two other funds in the Peer Group invest in Hawaii municipal obligations. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. They also noted that approximately 1.2% of the benchmark index consists of Hawaii bonds.

In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended May 31, 2020. The Trustees further noted that the Fund’s Sharpe ratio was in the fifth and fourth quintiles for the three and five-year periods ended May 31, 2020, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Trust’s somewhat higher-quality portfolio and lower duration. The Trustees considered that, in periods of volatility, the Trust has historically provided above average returns relative to the funds in the Product Category for Performance. They also considered data previously provided by the Adviser that reflected that, during turbulent market periods, the Trust historically has tended to outperform other Hawaii municipal bond funds, as well as the Adviser’s view that the better downside protection historically provided by the Trust in volatile markets is consistent with the expectations of the Trust’s shareholders. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

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Advisory Fees and Trust Expenses

The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and
•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

The Trustees noted the independent consultant’s report compared the aggregate advisory and administration fee for the Trust with the advisory fee data for the Peer Group and the Product Category for Expenses. The Trustees considered that the Trust’s contractual aggregate advisory and administration fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

The Trustees noted that the Trust’s actual aggregate advisory and administration fee was higher than the average actual management fee of the funds in both the Peer Group and the Product Category for Expenses, but equal to the median actual management fee of the funds in the Peer Group (in each case, after giving effect to fee waivers in effect for those funds). They noted that the Trust’s actual fees and expenses (for Class A shares) were higher than the average actual fees and expenses of the funds in both the Peer Group and Product Category for Expenses (after giving effect to fee waivers and expense reimbursements in effect for those funds).

The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.

Profitability

The Adviser and the Administrator each provided materials which showed the profitability to the Adviser and the Administrator, respectively, of their services to the Trust, as well as material provided by the Administrator which showed the profitability to Aquila Distributors LLC (the “Distributor”) of distribution services provided to the Trust.

The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

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Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

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Your Trust’s Expenses (unaudited)

As a Trust shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 4/1/20	Ending(1) Account Value 9/30/20	Expenses(2) Paid During Period 4/1/20 – 9/30/20	Ending Account Value 9/30/20	Expenses(2) Paid During Period 4/1/20 – 9/30/20	Net Annualized Expense Ratio
A	$1,000	$1,028.20	$4.32	$1,020.81	$4.31	0.85%
C	$1,000	$1,023.20	$8.42	$1,016.75	$8.39	1.66%
F	$1,000	$1,028.40	$3.15	$1,021.96	$3.14	0.62%
Y	$1,000	$1,028.20	$3.36	$1,021.76	$3.35	0.66%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports that you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2020, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the fiscal year ended March 31, 2020, $11,903,399 of dividends paid by Hawaiian Tax-Free Trust, constituting 97.7% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; $163,208 of dividends paid by the Trust constituting 1.3% of total dividends paid were capital gains distributions and the balance was ordinary dividend income.

Prior to February 15, 2021, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2020 calendar year.

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Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Administrator/Business Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Adviser

ASSET MANAGEMENT GROUP of

BANK of HAWAII

130 Merchant Street, Suite 370

Honolulu, Hawaii 96813

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

Catherine Luke

Randolph P. Perreira

Officers

Diana P. Herrmann, President

Sherri Foster, Senior Vice President

Paul G. O’Brien, Senior Vice President

Stephen J. Caridi, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-HISAR-1120

ITEM 2.     CODE OF ETHICS.

Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.     INVESTMENTS

(a)     Schedule I – Included in Item 1 above

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.     CONTROLS AND PROCEDURES

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Change in Internal Controls. There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.     DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESMENT COMPANIES

Not applicable.

ITEM 13.     EXHIBITS

(a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

December 2, 2020

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

December 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

December 2, 2020

By:  /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

December 2, 2020